Other Operating Expenses (Income) - Summary of Other Operating Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of Other Operating Expense [abstract]
Foreign exchange loss (gain) on working capital elements	$ 7.3	$ (47.3)
Loss on forward exchange contracts	3.6	51.5
Restructuring costs	(0.5)	76.8
Non-controlling interest liability reversal (Note 25)	(21.8)	(3.1)
Other	(1.3)	(10.0)
Total	$ (12.7)	$ 67.9